Current Assets and Prepaid Expenses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current Assets And Prepaid Expenses [Line Items]
Allowance for doubtful accounts	0.8	$ 1.3
Minimum [Member]
Current Assets And Prepaid Expenses [Line Items]
Leases contractual term	1 year
Maximum [Member]
Current Assets And Prepaid Expenses [Line Items]
Leases contractual term	30 years